VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Sep. 30, 2013
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30:

	As of September 30,
	2013	2012
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$4,012	$3,728
Accounts and notes receivable, net of allowance	4,496	3,240
Unbilled revenue	6,029	580
Amounts due from related companies	141	123
Inventories	688	628
Other receivables and prepayments	2,106	4,781
Current portion of long-term other receivables	-	1,393
Current portion of net investment in sales-type leases	-	1,210
Total Current Assets	17,472	15,683
Non-current assets
Property and equipment, net	13,356	13,541
Intangible assets	632	633
Net investment in sales-type leases, less current portion	-	333
Total Assets	$31,460	$30,190

LIABILITIES
Current liabilities
Accounts payable	$1,606	$775
Advances from customers	9,062	1,528
Other payables and accruals	14,312	13,959
Taxes payable	1,545	1,673
Amounts due to related party	2	2
Dividend payable	842	817
Total Current Liabilities	27,369	18,754
Total Liabilities	$27,369	$18,754

	For the years ended September 30,
	2013	2012	2011
	US$(’000)	US$(’000)	US$(’000)
Revenue	$11,564	$1,451	$6,337
Net loss	$(7,572)	$(8,394)	$141